Fremont 2006-3

Credit Risk Management Report

November 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.

The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Table of Contents

Section One	Executive Summary

Section Two	Loan-Level Report

Section Three	Prepayment Penalty Analysis

Section Four	Loss Analysis

Section Five	Analytics

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section One
Executive Summary

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3
Executive Summary
November 2006

Transaction Summary

Closing Date:	10/19/2006
Depositor:	Fremont Investment & Loan
Trustee(s):	Deutsche Bank
Servicer(s):	Fremont Investment & Loan
Delinquency Reporting Method:	OTS[0]

Collateral Summary

	Closing Date	As of 11/25/2006	11/25/2006 Balance as Percentage of Closing Date Balance
Collateral Balance	$1,063,278,465	$1,552,742,174	146.03%
Loan Count	4,815	6,831	141.87%

[0]
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Value Added
 Total Value Added for Fremont 2006-3 as of 11/25/2006
Issues	Amount Recovered
0	$0

Collateral Statistics
	Loan Count	Summed Balance
First Payment Defaults	55	$15,253,084
Early Payment Defaults*	20	$5,474,454
* A default that occurs on the second or third scheduled payment.

Second Lien Statistics
	Loan Count	Summed Balance
Total Outstanding Second Lien Loans	1,363	$97,702,484
30+ Days Delinquent	16	$1,701,543

Prepayments
Remittance Date	Beginning Collateral Balance	Total Prepayments	Percentage of Prepayment
11/25/2006	$1,572,734,565	$19,301,808	1.22
10/25/2006	$1,062,828,008	$7,752,547	0.72

Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.

Total Cash Flows
Remittance Date	Amount Remitted to the Trust	Amount Remitted by the Servicers	Difference
11/25/2006	$151,945	$151,945	$0

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loss Analysis
Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

Loss Summary
Remittance	Losses Remitted to the Trust	Number of Loan-Level Losses/Gains
11/25/2006	$0	0

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Two
Loan-Level Report

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

•	FICO®:: Represents the borrower's credit score at the time of securitization/origination.

•	Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

•
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

•
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

•	Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.

•	Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:

•	C The contractually due payment arrived on time.

•	3 The contractually due payment has not arrived within thirty days.

•	6 The contractually due payment has not arrived within sixty days.

•	9 The contractually due payment has not arrived within ninety days.

•	F The property is in the process of foreclosure.

•	R The property is real estate owned (REO).

•	0 The mortgage has either liquidated or been paid off.

•	OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

•	MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Credit Risk Manager Report Mortgage Data Through: October 31, 2006

Watchlist

		State	First Pmt.	Valuation	Orig.	Orig Amount	OLTV		Liq. Date	Est. (Gain)/Loss	Delinquency
Loan Number	Lien	FICO®	Last Paid Dt.	Valuation Date	Current Value	Current Bal	CLTV	MI Type	MI Cov	Est. Severity	Status
8790375	1	MI	7/1/2006	Internal Estimate	$975,000	$780,000	80%		2/1/2008	$275,565	C3
		693	8/1/2006	6/30/2006	$653,250	$779,108	119%			35.32%	Monitor
Default Reason:	(Unknown)
8790376	2	MI	7/1/2006	Internal Estimate	$975,000	$195,000	20%		2/1/2008	$482,637	C3
		693	8/1/2006	6/30/2006	$653,250	$194,861	30%			247.50%	Monitor
Default Reason:	(Unknown)
8790489	1	MI	7/1/2006	Internal Estimate	$400,000	$338,670	85%		2/1/2008	$102,763	C3
		602	8/1/2006	6/30/2006	$304,000	$338,252	111%			30.34%	Monitor
Default Reason:	(Unknown)
8790580	1	CA	8/1/2006	Internal Estimate	$560,000	$448,000	80%		10/1/2007	$100,852	C3
		698	8/1/2006	6/30/2006	$425,600	$447,895	105%			22.51%	Monitor
Default Reason:	(Unknown)
8790767	1	CA	9/1/2006	(Unknown)	$1,330,000	$780,000	59%		10/1/2007	$865,811	C3
		583	8/1/2006	Unknown	$1	$779,847	7798473			111.00%	Monitor
							6%
Default Reason:	(Unknown)
8790835	1	CO	9/1/2006	(Unknown)	$205,000	$164,000	80%		2/1/2008	$190,671	C3
		622	8/1/2006	Unknown	$1	$164,000	1640000			116.26%	Monitor
							0%
Default Reason:	(Unknown)
8791237	1	CA	9/1/2006	(Unknown)	$770,000	$674,100	88%		10/1/2007	$739,801	C3
		600	8/1/2006	Unknown	$1	$674,100	6741000			109.74%	Monitor
							0%
Default Reason:	(Unknown)
8792202	1	IL	9/1/2006	(Unknown)	$834,000	$667,200	80%		7/1/2008	$776,036	C3
		735	8/1/2006	Unknown	$1	$667,200	6672000			116.31%	Monitor
							0%
Default Reason:	(Unknown)

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Credit Risk Manager Report Mortgage Data Through: October 31, 2006

Watchlist

		State	First Pmt.	Valuation	Orig.	Orig Amount	OLTV		Liq. Date	Est. (Gain)/Loss	Delinquency
Loan Number	Lien	FICO®	Last Paid Dt.	Valuation Date	Current Value	Current Bal	CLTV	MI Type	MI Cov	Est. Severity	Status
8792387	1	MO	8/1/2006	Internal Estimate	$99,380	$99,380	100%		7/1/2007	$45,204	C6
		610	7/1/2006	6/30/2006	$75,529	$99,380	132%			45.48%	Monitor
Default Reason:	(Unknown)
8792949	1	FL	9/1/2006	Internal Estimate	$450,000	$427,500	95%		12/1/2007	$168,117	C3
		596	8/1/2006	6/30/2006	$342,000	$427,500	125%			39.32%	Monitor
Default Reason:	(Unknown)
8793237	1	FL	9/1/2006	(Unknown)	$470,000	$376,000	80%		12/1/2007	$418,999	C3
		716	8/1/2006	Unknown	$1	$376,000	3760000			111.43%	Monitor
							0%
Default Reason:	(Unknown)
8793841	1	FL	7/1/2006	Internal Estimate	$130,000	$104,000	80%		11/1/2007	$30,984	36
		537	7/1/2006	6/30/2006	$98,800	$103,949	105%			29.79%	Monitor
Default Reason:	(Unknown)
8793876	1	CA	8/1/2006	Internal Estimate	$610,000	$549,000	90%		9/1/2007	$175,551	36
		579	7/1/2006	6/30/2006	$463,600	$549,000	118%			31.97%	Monitor
Default Reason:	(Unknown)
8793909	1	CA	8/1/2006	Internal Estimate	$440,000	$352,000	80%		9/1/2007	$78,446	36
		770	7/1/2006	6/30/2006	$334,400	$352,000	105%			22.28%	Monitor
Default Reason:	(Unknown)
8793922	1	FL	8/1/2006	Internal Estimate	$1,000,000	$800,000	80%		12/1/2007	$261,717	C3
		751	8/1/2006	6/30/2006	$670,000	$799,447	119%			32.71%	Monitor
Default Reason:	(Unknown)
8793945	1	FL	9/1/2006	(Unknown)	$590,000	$472,000	80%		12/1/2007	$532,854	C3
		668	8/1/2006	Unknown	$1	$472,000	4720000			112.89%	Monitor
							0%
Default Reason:	(Unknown)

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Three
Prepayment Penalty Analysis

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Prepayment Penalty Analysis Trustee Remittance Date: November 25, 2006

Total Cash Flows

Trustee Remittance Date	11/25/2006	10/25/2006	9/25/2006	8/25/2006	7/25/2006	6/25/2006
Amount Remitted to the Trust	$151,945	$26,932	$0	$0	$0	$0

Amount Remitted by the Servicers	$151,945	$26,932	$0	$0	$0	$0
Difference	$0	$0	$0	$0	$0	$0

Total Collections by the Servicers
Total Paid-Off Loans	73	25	0	0	0	0
Total Paid-Off Loans with Prepayment Flags	20	4	0	0	0	0

Exceptions
Expired Prepayment Clauses (as stated in the Note)	0	0	0	0	0	0
Liquidated out of REO Status	0	0	0	0	0	0
Acceleration of Debt	0	0	0	0	0	0
Loss Mitigation (Short Sales, Charge Offs)	0	0	0	0	0	0
Documentation Issues Preventing the Collection of Prepayment Penalties	0	0	0	0	0	0
Other - Actions Preventing the Collection of Prepayment Penalties	0	0	0	0	0	0
Total Paid-Off Loans with Active Prepayment Flags	20	4	0	0	0	0

Other Exceptions
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes	0	0	0	0	0	0
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted	0	0	0	0	0	0

Aggregate Paid-Off Loans
Loans with Active Prepayment Flags with Penalties Remitted	20	4	0	0	0	0
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted	0	0	0	0	0	0
Total Loans with Penalties Remitted	20	4	0	0	0	0

Total Loans with Penalties Remitted to the Total Paid-Off Loans	27.40%	16.00%	N/A	N/A	N/A	N/A
Penalties Remitted for loans with Active Prepayment Flags	100.00%	100.00%	N/A	N/A	N/A	N/A

© 2006 Clayton Fixed Income Services Inc. All rights reserved

Fremont 2006-3 Paid-Off Mortgages With Prepayment Flags Trustee Remittance Date: November 25, 2006

Loan			Origination	Years to	Expiration	Payoff	PPP	% of PPP to
Number	State	Delinquency History	Date	Expiration	Date	Amount	Remitted	Payoff Amount	Comments
8790930	IL	C0	7/18/2006	1	7/18/2007	$263,007	$8,843	3%
8791858	IL	CC0	8/4/2006	1	8/4/2007	$255,736	$9,517	4%
9012931	CA	C0	8/11/2006	1	8/11/2007	$375,969	$16,318	4%
9012393	CA	C0	5/25/2006	2	5/25/2008	$544,808	$14,274	3%
8792635	FL	C0	5/26/2006	2	5/26/2008	$137,498	$5,226	4%
8790602	OR	C0	6/20/2006	2	6/20/2008	$188,372	$7,386	4%
8790658	CA	C0	6/23/2006	2	6/23/2008	$409,851	$11,319	3%
8792822	NC	C0	6/26/2006	2	6/26/2008	$246,991	$2,472	1%
8792836	FL	CC0	7/5/2006	2	7/5/2008	$231,805	$7,512	3%
8794029	AZ	C0	7/5/2006	2	7/5/2008	$60,334	$2,746	5%
8790759	VA	C0	7/6/2006	2	7/6/2008	$168,751	$3,377	2%
8790880	CA	C0	7/12/2006	2	7/12/2008	$413,649	$14,151	3%
8791100	VA	CC0	7/19/2006	2	7/19/2008	$85,451	$1,710	2%
9012538	CA	C0	7/21/2006	2	7/21/2008	$195,550	$1,959	1%
8794961	FL	CC0	7/31/2006	2	7/31/2008	$130,339	$4,851	4%
8793520	FL	CC0	7/31/2006	2	7/31/2008	$107,040	$4,007	4%
9012832	CA	C0	8/15/2006	2	8/15/2008	$271,962	$13,762	5%
9014546	CT	C0	8/21/2006	2	8/21/2008	$109,984	$4,131	4%
9013330	CA	0	8/26/2006	2	8/26/2008	$349,940	$12,585	4%
8791346	MI	CC0	7/31/2006	3	7/31/2009	$580,000	$5,800	1%

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Four
Loss Analysis

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Historical Monthly Losses Losses Through: October 31, 2006

Date	Loan Loss Amount	Loss Percentage
11/25/2006	$0.00	0.00%
10/25/2006	$0.00	0.00%
Totals:	$0.00	0.00%

*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Loss Reconciliation Report Trustee Remittance Date: November 25, 2006

Remittance Statement		Summary
11/25/2006	$0	Loan-Level Losses:	$0

		Subsequent Losses:	$0

		Subsequent Gains:	$0

		Monthly Security Loss:	$0

		Losses Remitted:	$0

		Difference:	$0

Loan Number	Loss	Loan Number	Loss	Loan Number		Loss
				Category	Total:	$0

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Loss Report Losses Through: October 31, 2006

November 25, 2006

		Origination		OriginalAmount
Loan Number	State	Date	OriginalLTV	OriginalAppraisal	Loss	Loss Severity
				MonthlyTotal:	$0.00	0.00%

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Five
Analytics

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Delinquencies by and Count Mortgage Data Through: October 31, 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Delinquencies by Origination Characteristics Mortgage Data Through: October 31, 2006

Total Delinquencies as Percentage of the Active Balance by Purpose Type
2.00%
1.60%
1.20%
0.80%
0.40%
0.00%
9/30/2006
10/31/2006
Cash Out Refinance
Purchase
Rate/Term Refinance

Total Delinquencies as Percentage of the Active Balance by Product Type
1.60%
1.40%
1.20%
1.00%
0.80%
0.60%
0.40%
0.20%
0.00%
9/30/2006
10/31/2006
ARM
Fixed

Total Delinquencies as Percentage of the Active Balance by Documentation Level
2.10%
1.80%
1.50%
1.20%
0.90%
0.60%
0.30%
0.00%
9/30/2006
10/31/2006
Full Documentation
Low Documentation

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Severe Delinquencies for Top Five States Mortgage Data Through: October 31, 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Severe Delinquencies for Top Five States Mortgage Data Through: October 31, 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.